Condensed Balance Sheets (Parenthetical) - $ / shares	2 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Redemption value	0	10,117,574
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	2,875,000	4,674,626
Common stock, shares outstanding	2,875,000	4,674,626
Shares subject to forfeiture	375,000
Sponsor [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Shares subject to forfeiture	343,125
Ladenburg and Certain Employees [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Shares subject to forfeiture	31,875